Redeemable non-controlling interests (Details Narrative) $ / shares in Units, ¥ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018 CNY (¥) shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash			$ 55,000,000.0					¥ 360.6
Finite-lived intangible assets acquired | ¥				¥ 136.1
Annual compound interests			10.00%					10.00%
Series B Convertible Redeemable Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock cash consideration			$ 20,000,000	135.4
Preferred stock redemption discount of subsidiary | ¥				¥ 14.8
Fun Literature [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase shares from holders			5 years	5 years
Redemption days			60 days	60 days
Annual compound interest rate			10.00%	10.00%
Fun Literature [Member] | Developed Technology Rights [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Finite-lived intangible assets acquired			$ 20,800,000	¥ 136.1
Fun Literature [Member] | Content [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Finite-lived intangible assets acquired			$ 36,600,000	¥ 240.0
Fun Literature [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Mezzanine equity, shares issued									1,097,212	1,097,212	3,763,440	3,763,440
Mezzanine equity, aggregate amount of redemption									$ 4,000,000.0	¥ 27.5	$ 14,000,000.0	¥ 97.1
Conversion Ratio			1	1
Fun Literature [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Extended redemption period					5 years
Fun Literature [Member] | Series B Convertible Redeemable Preferred Shares [Member] | Minimum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | $ / shares		$ 4.307				$ 4.307
Fun Literature [Member] | Series B Convertible Redeemable Preferred Shares [Member] | CMC Capital [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of preferred shares issued	8,794,703
Preferred stock cash consideration | $	$ 50,000,000
Stock transferred during period shares		4,643,603
Stock transferred during period value | $		$ 20,000,000
Fun Literature [Member] | Series A and B Convertible Redeemable Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Annual compound interest rate	4.00%
Fun Literature [Member] | Series C Convertible Redeemable Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock cash consideration						$ 111,800,000	¥ 733.2
Issuance costs						$ 500,000	¥ 3.1
Fun Literature [Member] | Series C Convertible Redeemable Preferred Shares [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of preferred shares issued		9,776,007				9,776,007
Fun Literature [Member] | Series C Convertible Redeemable Preferred Shares [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of preferred shares issued		17,676,002				17,676,002